Leases - Summary of Movements in Lease Liabilities (Parentheticals) (Detail) - Lease liabilities [member] - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease payments	$ (706)	$ (1,288)
Discontinued operations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease payments		$ 39